Schedule of Inventory (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Inventory	$ 128,773	$ 146,398
Computers [Member]
Inventory	9,698	14,478
Monitors [Member]
Inventory	31,779	38,013
Printers [Member]
Inventory	2,175	2,860
Charging Stations [Member]
Inventory	24,968	17,040
Parts and enclosures [Member]
Inventory	56,481	31,433
General [Member]
Inventory	$ 3,672	$ 42,574